Summary of Warehouse Lines Outstanding (Details) - Beeline Financial Holdings Inc [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Oct. 01, 2022	Sep. 21, 2021
Line Amount	$ 5,000,000
First Funding Inc [Member]
Line Amount	5,000,000	$ 5,000,000	$ 5,000,000		$ 5,000,000	$ 10,000,000
Outstanding	5,996,846	2,157,119
Remaining Unused	$ 4,003,154	2,841,901
First Funding Inc [Member] | Flagstar Bank [Member]
Line Amount		5,000,000
Outstanding		2,157,119
Remaining Unused		$ 2,842,881
Flagstar Bank [Member] | Flagstar Bank [Member]
Line Amount				$ 10,000,000
Outstanding				3,060,923
Remaining Unused				$ 6,939,077